Equity - Schedule of Changes in Revaluation Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [Line Items]
Opening balance	€ 3,621		€ 4,362
Closing balance	4,013	[1]	3,621	€ 4,362
Equity securities [member]
Disclosure of reserves within equity [Line Items]
Opening balance	1,914
Effect of change in accounting policy due to the implementation of IFRS 9			2,432
Changes in unrealised revaluations			(461)
Realised gains/losses transferred to retained earnings			(56)
Closing balance			1,914
Debt instruments [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	398
Effect of change in accounting policy due to the implementation of IFRS 9			629
Changes in unrealised revaluations			(177)
Realised gains/losses transferred to the statement of profit or loss			(54)
Closing balance			398
Available-for-Sale and Other [member]
Disclosure of reserves within equity [Line Items]
Opening balance			3,447	3,830
Effect of change in accounting policy due to the implementation of IFRS 9			(3,447)
Changes in unrealised revaluations				(293)
Realised gains/losses transferred to the statement of profit or loss				(90)
Closing balance				3,447
Reserve of gain loss FVOCI [member] | Equity securities [member]
Disclosure of reserves within equity [Line Items]
Opening balance	1,914
Changes in unrealised revaluations	137
Realised gains/losses transferred to retained earnings	(472)
Closing balance	1,580		1,914
Reserve of gain loss FVOCI [member] | Debt instruments [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	398
Changes in unrealised revaluations	(43)
Realised gains/losses transferred to the statement of profit or loss	(33)
Closing balance	322		398
Cash flow hedge [member]
Disclosure of reserves within equity [Line Items]
Opening balance	604		263	777
Changes in unrealised revaluations	604		342	(514)
Closing balance	1,208		604	263
Credit liability [member]
Disclosure of reserves within equity [Line Items]
Opening balance	8
Effect of change in accounting policy due to the implementation of IFRS 9			(190)
Changes in credit liability reserve	(116)		199
Realised gains/losses transferred to retained earnings	(6)
Closing balance	(114)		8
Property in own use [member]
Disclosure of reserves within equity [Line Items]
Opening balance	204		203	204
Changes in unrealised revaluations	58		3	25
Realised gains/losses transferred to retained earnings	(9)		(2)	(26)
Closing balance	€ 253		€ 204	€ 203

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.